Related Party Transactions (Detail) In Thousands, unless otherwise specified				12 Months Ended																																																																												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 SH Guotong Service Revenue USD ($)	Dec. 31, 2013 SH Guotong Service Revenue CNY	Dec. 31, 2012 SH Guotong Service Revenue CNY	Dec. 31, 2011 SH Guotong Service Revenue CNY	Dec. 31, 2013 GZ Juliang Service Revenue USD ($)	Dec. 31, 2013 GZ Juliang Service Revenue CNY	Dec. 31, 2012 GZ Juliang Service Revenue CNY	Dec. 31, 2011 GZ Juliang Service Revenue CNY	Dec. 31, 2013 21V BJ Service Revenue USD ($)	Dec. 31, 2013 21V BJ Service Revenue CNY	Dec. 31, 2012 21V BJ Service Revenue CNY	Dec. 31, 2011 21V BJ Service Revenue CNY	Dec. 31, 2013 21V FS Service Revenue USD ($)	Dec. 31, 2013 21V FS Service Revenue CNY	Dec. 31, 2012 21V FS Service Revenue CNY	Dec. 31, 2011 21V FS Service Revenue CNY	Dec. 31, 2013 CE BJ Service Revenue USD ($)	Dec. 31, 2013 CE BJ Service Revenue CNY	Dec. 31, 2012 CE BJ Service Revenue CNY	Dec. 31, 2011 CE BJ Service Revenue CNY	Dec. 31, 2013 CE Soft BJ Service Revenue USD ($)	Dec. 31, 2013 CE Soft BJ Service Revenue CNY	Dec. 31, 2012 CE Soft BJ Service Revenue CNY	Dec. 31, 2011 CE Soft BJ Service Revenue CNY	Dec. 31, 2013 CE Soft BJ Equipment USD ($)	Dec. 31, 2013 CE Soft BJ Equipment CNY	Dec. 31, 2012 CE Soft BJ Equipment CNY	Dec. 31, 2011 CE Soft BJ Equipment CNY	Dec. 31, 2013 VEE Service Revenue USD ($)	Dec. 31, 2013 VEE Service Revenue CNY	Dec. 31, 2012 VEE Service Revenue CNY	Dec. 31, 2011 VEE Service Revenue CNY	Dec. 31, 2013 Tianjin Yunlifang Service Revenue USD ($)	Dec. 31, 2013 Tianjin Yunlifang Service Revenue CNY	Dec. 31, 2012 Tianjin Yunlifang Service Revenue CNY	Dec. 31, 2011 Tianjin Yunlifang Service Revenue CNY	Dec. 31, 2013 SH Guotong Services USD ($)	Dec. 31, 2013 SH Guotong Services CNY	Dec. 31, 2012 SH Guotong Services CNY	Dec. 31, 2011 SH Guotong Services CNY	Dec. 31, 2013 SH Guotong Equipment USD ($)	Dec. 31, 2013 SH Guotong Equipment CNY	Dec. 31, 2012 SH Guotong Equipment CNY	Dec. 31, 2011 SH Guotong Equipment CNY	Dec. 31, 2013 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services USD ($)	Dec. 31, 2013 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2013 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental USD ($)	Dec. 31, 2013 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental CNY	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental CNY	Dec. 31, 2013 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment USD ($)	Dec. 31, 2013 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment CNY	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment CNY	Dec. 31, 2013 21V NB Equipment Rental USD ($)	Dec. 31, 2013 21V NB Equipment Rental CNY	Dec. 31, 2012 21V NB Equipment Rental CNY	Dec. 31, 2011 21V NB Equipment Rental CNY	Dec. 31, 2013 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment Rental USD ($)	Dec. 31, 2013 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment Rental CNY	Dec. 31, 2012 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment Rental CNY	Dec. 31, 2011 Suzhou Aizhuoyi Information Technology Co., Ltd. Equipment Rental CNY	Dec. 31, 2013 aBitCool China Limited Equipment Rental USD ($)	Dec. 31, 2013 aBitCool China Limited Equipment Rental CNY	Dec. 31, 2012 aBitCool China Limited Equipment Rental CNY	Dec. 31, 2011 aBitCool China Limited Equipment Rental CNY	Dec. 31, 2013 Bitcool Media USD ($)	Dec. 31, 2013 Bitcool Media CNY	Dec. 31, 2012 Bitcool Media CNY	Dec. 31, 2011 Bitcool Media CNY	Dec. 31, 2013 Shanghai Shibei Hi-Tech Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2012 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2011 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2013 21V Xi'an USD ($)	Dec. 31, 2013 21V Xi'an CNY	Dec. 31, 2012 21V Xi'an CNY	Dec. 31, 2011 21V Xi'an CNY	Dec. 31, 2013 aBitCool Incorporated Telehouse Beijing Company Limited USD ($)	Dec. 31, 2013 aBitCool Incorporated Telehouse Beijing Company Limited CNY	Dec. 31, 2012 aBitCool Incorporated Telehouse Beijing Company Limited CNY	Dec. 31, 2011 aBitCool Incorporated Telehouse Beijing Company Limited CNY	Dec. 31, 2013 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") USD ($)	Dec. 31, 2013 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") CNY	Dec. 31, 2012 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") CNY	Dec. 31, 2011 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") CNY	Dec. 31, 2013 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shenzhen Cloud Information Technology Co., Ltd. ("SZ Cloud") USD ($)	Dec. 31, 2013 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shenzhen Cloud Information Technology Co., Ltd. ("SZ Cloud") CNY	Dec. 31, 2012 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shenzhen Cloud Information Technology Co., Ltd. ("SZ Cloud") CNY	Dec. 31, 2011 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shenzhen Cloud Information Technology Co., Ltd. ("SZ Cloud") CNY	Dec. 31, 2013 Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") USD ($)	Dec. 31, 2013 Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") CNY	Dec. 31, 2012 Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") CNY	Dec. 31, 2011 Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("SH Cloud") CNY	Dec. 31, 2013 Seller of i Joy USD ($)	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2012 Seller of i Joy CNY	Dec. 31, 2011 Seller of i Joy CNY
Related Party Transaction [Line Items]
Revenue from related party transactions				$ 0	0	27,171	8,181	$ 0	0	0	268	$ 0	0	0	3	$ 0	0	0	39	$ 0	0	1	854	$ 0	0	215	90					$ 0	0	0	303	$ 0	0	0	93
Related party transaction expense																																								0	0	6,639	2,554					0	0	5,526	8,836	0	0	0	897					0	0	0	442
Related party transaction, purchase of equipment																												0	0	515	0													0	0	1,812	0									0	0	0	39,896					10,110	61,202	0	0	44	266	0	0
Related party transaction, loans provided	0	0	12,885																																																																					3,154	19,096	14,771	0	809	4,900	0	0																					2,015	12,193	0	0
Related party transaction, repayment of loans																																																																								201	1,219	0	0
Related party transaction, interest income from loan																																																																								142	861	253	0
Purchase equity interests																																																																																$ 0	0	15,977	0	$ 0	0	0	8,200	$ 0	0	0	18,191	$ 0	0	0	7,900	$ 0	0	0	9